OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Comprehensive Income (Loss)
Components of other comprehensive income (loss) and related tax effects are as follows:

	Year Ended December 31, 2014
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding gains on available for sale securities	$1,338	$(455)	$883
Reclassification adjustment for gains realized in net income	(64)	22	(42)
Unrealized holding gains on available for sale securities, net of taxes	1,274	(433)	841
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	155	(53)	102
Other comprehensive income	$1,429	$(486)	$943

	Year Ended December 31, 2013
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding losses on available for sale securities	$(5,012)	$1,704	$(3,308)
Reclassification adjustment for losses realized in net loss	1,155	(393)	762
Credit portion of OTTI losses recognized in net loss	8	(3)	5
Noncredit portion of OTTI gains on available for sale securities	266	(90)	176
Unrealized holding losses on available for sale securities, net of taxes	(3,583)	1,218	(2,365)
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	158	(54)	104
Other comprehensive loss	$(3,425)	$1,164	$(2,261)

	Year Ended December 31, 2012
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding gains on available for sale securities	$1,905	$(647)	$1,258
Reclassification adjustment for gains realized in net income	(273)	93	(180)
Credit portion of OTTI losses recognized in net income	123	(42)	81
Noncredit portion of OTTI gains on available for sale securities	1,416	(482)	934
Unrealized holding gains on available for sale securities, net of taxes	3,171	(1,078)	2,093
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	(8)	3	(5)
Other comprehensive income	$3,163	$(1,075)	$2,088

Schedule of Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss) included in shareholders’ equity are as follows:

	December 31, 2014
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Net unrealized gains on available for sale securities	$301	$(102)	$199
Net unrealized loss on effective cash flow hedging derivative	(157)	53	(104)
Accumulated other comprehensive gain	$144	$(49)	$95

	December 31, 2013
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Net unrealized losses on available for sale securities	$(973)	$331	$(642)
Net unrealized loss on effective cash flow hedging derivative	(312)	106	(206)
Accumulated other comprehensive loss	$(1,285)	$437	$(848)